UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:

Bradley R. Kent			Bend, OR		August 13, 2003
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		16

Form 13F Information Table Value Total:		167,903 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	  CUSIP		   VALUE	   SHARES		INV	OTHER	   VOTING AUTH
					CLASS					   X1000				DISC	MGR	   SOLE

SUMMA INDUSTRIES               PREFERRED     9394690             5,955         5,000 N    SOLE         5,000
AMERICAN DENTAL PARTNERS       COMMON        025353103          12,270     1,367,860 N    SOLE     1,367,860
COLUMBIA BANCORP ORE           COMMON        197231103             221        16,600 N    SOLE        16,600
CHARLOTTE RUSSE HLDG INC       COMMON        161048103          13,110     1,248,600 N    SOLE     1,248,600
COMARCO INC                    COMMON        200080109           8,190     1,153,500 N    SOLE     1,153,500
DRESS BARN INC                 COMMON        261570105          20,009     1,598,200 N    SOLE     1,598,200
DREW INDS INC                  COMMON        26168L205          21,727     1,193,800 N    SOLE     1,193,800
BOYDS COLLECTION LTD           COMMON        103354106          12,341     2,620,200 N    SOLE     2,620,200
WORLD FUEL SERVICES CORP       COMMON        981475106          22,013       895,187 N    SOLE       895,187
MAXWELL SHOE CO INC-CL A       CLASS A COMMON577766108           4,732       328,600 N    SOLE       328,600
NCO GROUP INC                  COMMON        628858102             723        40,300 N    SOLE        40,300
NOVAMED EYECARE INC            COMMON        66986W108           1,622     1,238,500 N    SOLE     1,238,500
REGIS CORPORATION              COMMON        758932107          20,524       706,500 N    SOLE       706,500
SKYLINE CORP                   COMMON        830830105          10,233       341,100 N    SOLE       341,100
SS&C TECHNOLOGIES INC          COMMON        85227Q100          10,971       698,785 N    SOLE       698,785
SUMMA INDS                     COMMON        86562T105           3,261       452,856 N    SOLE       452,856





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